Income taxes - Disclosure of deferred tax assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning	$ 0	$ 0	$ 0
Arising on a business combination	0	0	(49,442)
Recognized in profit or loss	0	0	49,442
Balance at ending	0	0	0
Net operating loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning	16,869	26,459	0
Arising on a business combination	0	0	0
Recognized in profit or loss	(3,271)	(9,590)	26,459
Balance at ending	13,598	16,869	26,459
Intangibles and development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning	(16,869)
Arising on a business combination	0
Recognized in profit or loss	3,271
Balance at ending	(13,598)	(16,869)
Impairment provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning	$ (16,869)	(26,459)	0
Arising on a business combination		0	(49,442)
Recognized in profit or loss		9,590	22,983
Balance at ending		$ (16,869)	$ (26,459)